Property, Plant And Equipment (Tables)	12 Months Ended
Apr. 30, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of detailed information about property, plant and equipment

Computer equipment
HK$
COST
At April 30, 2020	—
Acquisition of a subsidiary (note 14)	30
Additions	173

At April 30, 2021	203
Additions	44
Exchange adjustments	(7)

At April 30, 2022	240

DEPRECIATION
At April 30, 2020	—
Provided for the year	47

At April 30, 2021	47
Provided for the year	73
Exchange adjustments	(6)

At April 30, 2022	114

CARRYING VALUES
At April 30, 2021	156

At April 30, 2022	126

Summary of estimated useful lives of property plant and equipment explanatory	The property, plant and equipment are depreciated on a straight-line basis over their estimated useful lives as follows:

Computer equipment	5 years